Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 60,447	$ 136,881	$ 129,328	$ 50,426
Trade & other receivables	4,403	4,842
Financial assets at fair value through other comprehensive income	1,758	2,080
Other non-current assets	1,930	1,724
Financial assets, Total	68,538	145,527
Trade and other payables	23,079	19,598
Borrowings	96,634	94,245
Contingent consideration	23,284	25,409
Warrant liability	2,185
Financial liabilities, Total	145,182	139,252
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	23,079	19,598
Borrowings	96,634	94,245
Financial liabilities, Total	119,713	113,843
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	23,284	25,409
Warrant liability	2,185
Financial liabilities, Total	25,469	25,409
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	60,447	136,881
Trade & other receivables	4,403	4,842
Other non-current assets	1,930	1,724
Financial assets, Total	66,780	143,447
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,758	2,080
Financial assets, Total	$ 1,758	$ 2,080